Sch1-BALANCE SHEET (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents, at Carrying Value	$ 53,759,000	$ 137,603,000	$ 160,566,000	$ 176,639,000
Restricted Cash and Cash Equivalents, Current	68,363,000	87,506,000
Fair value	3,479,000	1,235,000
Trade accounts receivable, net	11,828,000	23,702,000
Due from Related Parties, Current	9,487,000	9,055,000
Other Receivables	16,180,000	14,860,000
Prepaid expenses and accrued income	3,858,000	4,311,000
Assets, Current	260,153,000	392,030,000
Deferred Finance Costs, Noncurrent, Net	695,000	1,236,000
Assets	1,367,605,000	1,688,221,000
Related party payables	11,419,000	53,948,000
Accounts Payable, Trade, Current	13,302,000	5,975,000
Accrued Liabilities, Current	33,401,000	43,744,000
Other current liabilities	2,916,000	7,344,000
Liabilities, Current	130,772,000	186,621,000
Long-term debt	436,372,000	463,292,000
Related party payables	72,598,000	0
Other long-term liabilities	2,208,000	6,094,000
Liabilities	1,385,656,000	1,557,072,000
Common Stock, Value, Issued	86,512,000	194,646,000
Additional paid in capital	149,985,000	821,000
Contributed surplus	474,129,000	474,129,000
Accumulated other comprehensive loss	(3,303,000)	(4,155,000)	(4,779,000)	(3,836,000)
Retained deficit	(734,275,000)	(545,766,000)
Stockholders' Equity Attributable to Parent	(26,952,000)	119,675,000
Liabilities and Equity	1,367,605,000	1,688,221,000
Parent [Member]
Cash and Cash Equivalents, at Carrying Value	6,568,000	30,600,000	83,830,000	38,284,000
Restricted Cash and Cash Equivalents, Current	1,728,000	150,000
Fair value	3,373,000	1,220,000
Trade accounts receivable, net	18,000	62,000
Due from Related Parties, Current	487,000	250,000
Other Receivables	2,299,000	2,384,000
Prepaid expenses and accrued income	168,000	104,000
Assets, Current	14,641,000	34,770,000
Investments in and Advance to Affiliates, Subsidiaries, Associates, and Joint Ventures	239,441,000	312,815,000
Deferred Finance Costs, Noncurrent, Net	696,000	1,236,000
Assets	254,778,000	348,821,000
Related party payables	6,017,000	148,000
Accounts Payable, Trade, Current	279,000	159,000
Accrued Liabilities, Current	2,487,000	3,081,000
Other current liabilities	268,000	758,000
Liabilities, Current	9,051,000	4,146,000
Long-term debt	200,000,000	225,000,000
Related party payables	72,610,000	0
Other long-term liabilities	69,000	0
Liabilities	281,730,000	229,146,000
Common Stock, Value, Issued	86,512,000	194,646,000
Additional paid in capital	149,985,000	821,000
Contributed surplus	474,129,000	474,129,000
Accumulated other comprehensive loss	(3,303,000)	(4,155,000)
Retained deficit	(734,275,000)	(545,766,000)
Stockholders' Equity Attributable to Parent	(26,952,000)	119,675,000
Liabilities and Equity	$ 254,778,000	$ 348,821,000